Business Combination and Reverse Recapitalization (Tables)	3 Months Ended
Mar. 31, 2025
Business Combination and Reverse Recapitalization
Schedule of shares of common stock issued in connection with the Business Combination

Common Stock
Ordinary Shares, outstanding prior to the Business Combination	2,081,432
Less: Redemption of Ordinary Shares	(1,434,626)
Ordinary Shares, including 400,000 shares subject to the RiverNorth FPA	646,806
Ordinary Shares from the conversion of Rights	1,380,000
Ordinary Shares held by Mars’ officers and directors, the Sponsor and each transferee of founder shares	2,245,467
Ordinary Shares held by Maxim	276,000
Common Stock issued to holders of ScanTech units	14,184,397
Common Stock Upon the Business Combination	18,732,670

Schedule of number of shares of common stock issued in connection with the Business Combination and subsequent equity conversion

Common Stock
Common Stock Upon the Business Combination	18,732,670
Common Stock issued on January 6, 2025	352,795
Common Stock issued on January 30, 2025	1,650,000
Common Stock issued on February 18, 2025	3,772,177
Common Stock issued on March 27, 2025	1,101,868
Common Stock issued and outstanding as of March 31, 2025	25,609,510

Schedule of reconcile elements of the Business Combination to the Company's condensed consolidated financial statements

Closing proceeds
Proceeds from Seaport promissory note	1,000,000
Proceeds from investors	2,000,000
Proceeds from trust account	7,273,513
Payments from trust account[1]	(7,273,513)
Net cash proceeds from the Business Combination at Closing	$3,000,000
Noncash activity
Conversion of legacy ScanTech loans into shares	8,682,434
Conversion of preferred A unit dividend into shares	29,324,500
Conversion of related party debt into shares (troubled debt restructuring)	54,499,067
Transaction costs expensed	7,282,351
Liability-classified instruments
Shares issued for settlement of derivative liability	291,015
Shares issued for settlement of warrant liability	12,387,186
Net equity impact of the Business Combination	$115,466,552

Net equity impact of the Business Combination	$115,466,552
Loan borrowed from Seaport	(1,000,000)
Loan borrowed from investors	(2,000,000)
Total Impact of Business Combination on total stockholders’ deficit	112,466,552
Par value of common stock issued	(1,873)
Total Impact of Business Combination on additional paid-in capital	$112,464,679
(1)	The Mars transaction costs include $375,000 to Benjamin securities, Inc., $1,499,055 to Polar Mult-Strategy Master Fund, $4,498,111 to RiverNorth SPAC Arbitrage Fund, LP, $100,000 to Continental Stock Transfer & Trust, $440,000 for D&O insurance, and $361,347 to Mars Acquisition Corp.

Schedule of reclassification of related party debt liabilities to additional paid-in capital

	Total Liabilities Extinguished	Fair Value of Shares Issued	To Additional Paid in Capital
NACS	50,059,315	1,662,340	48,396,975
Azure	6,539,742	1,658,942	4,880,800
Stephen Sale	817,501	56,484	761,017
John Quinn	545,000	84,726	460,274
Total	57,961,558	3,462,492	54,499,066